UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2010

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 10/18/10
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 119

Form 13F Information Table Value Total: $263,269 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None


Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

ACE Ltd                                    SHS         H0023R105      4,322     74,200                        74,200
ABB LTD                               SPONSORED ADR    000375204      2,310    109,386                       109,386
AT&T Inc                                   COM         00206R102        279      9,749                         9,749
Acme Packet Inc                            COM         004764106      3,367     88,738                        88,738
Aixtron Aktiengesellschaft            SPONSORED ADR    009606104      2,114     70,988                        70,988
Amazon Com Inc                             COM         023135106      2,655     16,906                        16,906
American Express Co                        COM         025816109      3,524     83,835                        83,835
American Superconductor Co                 COM         030111108      1,950     62,687                        62,687
Ancestry Com Inc                           COM         032803108      2,572    113,021                       113,021
Apache Corp                                COM         037411105      2,531     25,893                        25,893
Apple Inc                                  COM         037833100      8,711     30,698                        30,698
Aruba Networks Inc                         COM         043176106      1,276     59,787                        59,787
Baidu Inc                             SPON ADR REP A   056752108      4,077     39,725                        39,725
Banco Santander Brasil S A            ADS REP 1 UNIT   05967A107      3,863    280,573                       280,573
Bank of America Corporatio                 COM         060505104        861     65,721                        65,721
Barclays BK PLC                      DJUBS CMDT ETN36  06738C778      1,424     33,688                        33,688
Barrick Gold Corp                          COM         067901108      4,686    101,241                       101,241
Becton Dickinson & Co                      COM         075887109      3,223     43,502                        43,502
Berkshire Hathaway Inc Del               CL B NEW      084670702      2,108     25,493                        25,493
Blackrock Inc                              COM         09247X101      1,874     11,008                        11,008
Bldrs Index Fds Tr                    EMER MK 50 ADR   09348R300      3,332     73,953                        73,953
Cenovus Energy Inc                         COM         15135U109      1,597     55,518                        55,518
Centrais Electricas Brasil            SPONSORED ADR    15234Q207      2,431    189,168                       189,168
Chevron Corp New                           COM         166764100        902     11,123                        11,123
Coach Inc                                  COM         189754104      2,038     47,438                        47,438
Cninsure Inc                          SPONSORED ADR    18976M103      1,835     78,939                        78,939
Concord Med Svcs Ltd                  SPONSORED ADR    206277105        393     56,133                        56,133
ConocoPhillips                             COM         20825C104        527      9,170                         9,170
Ctrip Com Intl Ltd                   AMERICAN DEP SHS  22943F100      2,187     45,797                        45,797
Denison Mines Corp                         COM         248356107         17     10,000                        10,000
Dolby Laboratories Inc                     COM         25659T107      2,318     40,809                        40,809
EGA Emerging Global Shs Tr            EM GLB SHS IND   268461811      1,909     82,574                        82,574
Eaton Vance Flting Rate In                 COM         278279104        164     10,444                        10,444
Encana Corp                                COM         292505104      1,735     57,392                        57,392
Enernoc Inc                                COM         292764107      1,247     39,746                        39,746
Entergy Corp NEW                           COM         29364G103      2,462     32,166                        32,166
Expeditors Intl Wash Inc                   COM         302130109      1,159     25,072                        25,072
Exxon Mobil Corp                           COM         30231G102      4,068     65,844                        65,844
FLIR Sys Inc                               COM         302445101      1,564     60,841                        60,841
First Solar Inc                            COM         336433107        460      3,125                         3,125
General Electric Co                        COM         369604103        761     46,857                        46,857
Global X FDS                          CHINA CONS ETF   37950E408        748     36,716                        36,716
Goldcorp Inc New                           COM         380956409      6,078    139,656                       139,656
Goldman Sachs Group Inc                    COM         38141G104      2,570     17,776                        17,776
Google Inc                                 CL A        38259P508      7,612     14,477                        14,477
Graftech Intl Ltd                          COM         384313102      1,170     74,864                        74,864
Green Mtn Coffee Roasters                  COM         393122106      2,447     78,469                        78,469
GreenHill & Co Inc                         COM         395259104      1,149     14,484                        14,484
HDFC Bank Ltd                         ADR REPS 3 SHS   40415F101      4,494     24,377                        24,377
ICICI Bk Ltd                               ADR         45104G104      2,828     56,732                        56,732
Imperial Oil Ltd                         COM NEW       453038408      2,178     57,595                        57,595
Intel Corp                                 COM         458140100      1,518     79,060                        79,060
Intuitive Surgical Inc                   COM NEW       46120E602      2,383      8,400                         8,400
IShares Inc.                           MSCI BRAZIL     464286400        386      5,019                         5,019
IShares Tr                            S&P 500 INDEX    464287200      7,968     69,592                        69,592
IShares Tr                            BARCLY USAGG B   464287226      3,229     29,723                        29,723
IShares Tr                            MSCI EMERG MKT   464287234      4,981    111,261                       111,261
IShares Tr                              S&P500 GRW     464287309        265      4,460                         4,460
IShares Tr                            MSCI EAFE IDX    464287465      1,947     35,455                        35,455
IShares Tr                            S&P MC 400 GRW   464287606        356      4,044                         4,044
IShares Tr                            RUSL 3000 VALU   464287663      2,195     28,365                        28,365
IShares Tr                            RUSL 3000 GROW   464287671        212      5,056                         5,056
IShares Tr                            S&P EURO PLUS    464287861      1,563     41,305                        41,305
IShares Tr                            S&P SMLCP GROW   464287887        299      4,785                         4,785
IShares Tr                           S&P NTL AMTFREE   464288414        297      2,785                         2,785
IShares Tr                            HIGH YLD CORP    464288513      1,902     21,205                        21,205
IShares Tr                           BARCLYS INTER CR  464288638      3,532     32,579                        32,579
IShares Tr                          BARCLYS 1-3 YR CR  464288646        913      8,687                         8,687
IShares Tr                            US PFD STK IDX   464288687      2,130     53,535                        53,535
Itau Unibanco Hldg SA                SPON ADR REP PFD  465562106      2,677    110,726                       110,726
J Crew Group Inc                           COM         46612H402      1,792     53,316                        53,316
JPMorgan Chase & Co                        COM         46625H100      1,894     49,759                        49,759
Johnson Ctls Inc                           COM         478366107      3,401    111,506                       111,506
KeyCorp NEW                                COM         493267108      1,973    247,837                       247,837
Kinder Morgan Energy Partn            UT LTD PARTNER   494550106        343      5,000                         5,000
Longtop Finl Technologies                  ADR         54318P108      2,216     56,307                        56,307
Lubrizol Corp                              COM         549271104        223      2,100                         2,100
Market Vectors ETF Tr                 GOLD MINER ETF   57060U100        820     14,670                        14,670
Market Vectors ETF Tr                 HG YLD MUN ETF   57060U878        488     15,661                        15,661
Merck & Co Inc NEW                         COM         58933Y105        208      5,658                         5,658
Netflix Inc                                COM         64110L106      4,342     26,776                        26,776
New Oriental Ed & Tech Grp               SPON ADR      647581107        653      6,695                         6,695
Northern Oil & Gas Inc NEV                 COM         665531109      1,404     82,882                        82,882
Northern Tr Corp                           COM         665859104      3,252     67,415                        67,415
Oracle Corp                                COM         68389X105        414     15,405                        15,405
PepsiCo Inc                                COM         713448108      1,701     25,609                        25,609
Petroleo Brasileiro SA Pet            SP ADR NON VTG   71654V101      2,389     72,777                        72,777
Pharmaceutical Hlders Tr              DEPOSITRY RCPT   71712A206      1,596     24,650                        24,650
Pimco ETF Tr                         INTER MUN BD ST   72201R866        883     16,945                        16,945
Plum Creek Timber Co Inc                   COM         729251108        282      8,000                         8,000
Powershares QQQ Trust                   UNIT SER 1     73935A104        699     14,248                        14,248
Powershares ETF Trust                 HI YLD EQ DVDN   73935X302      1,177    141,073                       141,073
Powershares ETF Trust                  DYN OIL SVCS    73935X625      2,627    150,285                       150,285
Powershares ETF Trust II              GLOB GLD&P ETF   73936Q876      3,944     87,526                        87,526
Powershares Global ETF Tru            SOVEREIGN DEBT   73936T573        351     12,580                        12,580
Procter & Gamble Co                        COM         742718109      1,405     23,435                        23,435
Rovi Corp                                  COM         779376102      2,889     57,316                        57,316
Rydex ETF Trust                       S&P 500 EQ TRD   78355W106        478     11,277                        11,277
SPDR S&P 500 ETF Tr                      TR UNIT       78462F103        537      4,708                         4,708
SPDR Gold Trust                          GOLD SHS      78463V107     21,588    168,777                       168,777
SPDR Series Trust                    BRCLYS CAP CONV   78464A359        246      6,320                         6,320
SPDR Series Trust                     DB INT GVT ETF   78464A490      1,250     21,269                        21,269
SPDR Series Trust                     S&P RETAIL ETF   78464A714        264      6,318                         6,318
SPDR Series Trust                     DJ MID GRW ETF   78464A821        267      4,095                         4,095
Salesforce Com Inc                         COM         79466L302      2,437     21,794                        21,794
Simon Ppty Group Inc NEW                   COM         828806109        242      2,612                         2,612
Stericycle Inc                             COM         858912108      1,479     21,290                        21,290
Thoratec Corp                            COM NEW       885175307      2,675     72,326                        72,326
Urban Outfitters Inc                       COM         917047102      4,465    142,030                       142,030
Vanguard World FDS                    UTILITIES ETF    92204A876      3,992     60,090                        60,090
Vanguard Intl Equity Index             EMR MKT ETF     922042858        800     17,603                        17,603
Vanguard Intl Equity Index             EURPEAN ETF     922042874      3,034     62,273                        62,273
Veeco Instrs Inc DEL                       COM         922417100      1,367     39,190                        39,190
Vanguard Index FDS                       REIT ETF      922908553      2,574     49,424                        49,424
Vanguard Index FDS                    EXTEND MKT ETF   922908652      2,794     58,760                        58,760
Visa Inc                                 COM CL A      92826C839      3,925     52,858                        52,858
Volcano Corporation                        COM         928645100      1,433     55,149                        55,149
WisdomTree Trust                      EMERG MKTS ETF   97717W315        288      5,174                         5,174
Wright Express Corp                        COM         98233Q105      2,905     81,363                        81,363